Investment in. Surge Holdings, Inc. and Mobiquity Technologies, Inc.; Convertible Note Receivable (Details Narrative) - USD ($)					1 Months Ended			12 Months Ended
	Sep. 10, 2019	Aug. 06, 2019	May 10, 2019	Sep. 04, 2018	Jun. 23, 2020	Sep. 30, 2019	Nov. 19, 2018	Dec. 31, 2020	Aug. 12, 2020	Dec. 31, 2019
Common stock shares authorised								100,000,000,000		100,000,000,000
Warrants description		Mobiquity delivered a counter signed letter agreement dated August 2, 2019 pursuant to which the Company exchanged 120,000,000 Mobiquity Warrants into 20,000,000 shares of Mobiquity common stock, which will result in the Company holding 60,000,000 shares of Mobiquity common stock.
Shares reserved for future issuance									5,500,000
Mobiquity [Member]
Number of restricted Series AAAA Preferred Stock received				1,000
Issuance of common stock				10,000,000			200
Number of shares converted				100,000,000			20,000,000
Common stock purchase warrants issued				150,000,000			30,000,000
Warrant exercise price				$ 0.12			$ 0.12
Term				5 years
Common stock shares authorised				250,000,000
Mobiquity [Member] | Stock Purchase Agreement [Member]
Issuance of common stock	110,000
Number of common stock returned	15,000,000
Loss on sale of common stock	$ 3,673,595
Mobiquity [Member] | Stock Purchase Agreement [Member] | Salkind Trust [Member]
Sale of common stock	7,000,000
Consideartion from sale of common stock	$ 67,200
Mobiquity [Member] | Stock Purchase Agreement [Member] | Salkind [Member]
Sale of common stock	28,000,000
Consideartion from sale of common stock	$ 268,000
Mobiquity [Member] | Stock Purchase Agreement [Member] | Katyal [Member]
Issuance of common stock	90,000
Common stock owned	0
Sale of common stock	10,000,000
Glen Eagles Acquisition LP [Member]
Common stock issued for consulting services							20,000
Surge Holdings [Member]
Convertible debt decription					On or about June 23, 2020, the Company and AltCorp entered into agreements with SURG and Glen Eagles Acquisition LP (“Glen”) into series of agreements regarding the $4,000,000 SURG Note for which the SURG Note has been converted in full into 5,500,000 restricted stock of SURG (“Issued Shares”) along with an additional 22,000,000 SURG shares reserved for the benefit of the Company’s subsidiary as a true up of shares to secure the value of the Issued Shares as $2,750,000. The Company agreed that the Issued Shares will be restricted for a year. As a result of the exchange of $2,750,000 of the SURG Note for 5,500,000 shares of SURG common stock, the Company recognized a loss of $1,430,000.
Stock Issued During Period, Shares, Purchase of Assets								5,500,000
Stock Issued During Period, Value, Purchase of Assets								$ 649,000
Surge Holdings [Member] | Asset Purchase Agreement [Member]
Sale of common stock						3,333,333
Consideartion from sale of common stock						$ 5,000,000
Payment of principal						$ 4,000,000
Lawyer's trust [Member]
Accrued legal fees								$ 402,532
Advangelists, LLC [Member]
Membership interest			49.00%
Interest			$ 7,475,000
Promissory Note payable description			Cancellation of an outstanding Promissory Note payable by Glen to the Company in the amount of $1,200,000 originally issued on March 1, 2019.
GBT Technologies, S.A. [Member]
Payment of consideration								60,000,000